Consolidated Supplementary Insurance Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	$ 24,619	$ 24,465	$ 16,415	$ 17,129
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	202,793	187,548	142,219
Policyholder Account Balances	217,700	210,757	138,515
Policyholder Dividends Payable	774	830	761
Unearned Revenue	2,316	2,088	2,040
Latin America [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	1,050	1,092	883
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	7,731	7,972	5,715
Policyholder Account Balances	6,159	6,232	4,643
Policyholder Dividends Payable	4	3	0
Unearned Revenue	514	508	416
Asia [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	9,200	8,211	1,114
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	37,431	33,174	3,958
Policyholder Account Balances	59,578	54,506	969
Policyholder Dividends Payable	0	0	0
Unearned Revenue	498	246	221
Europe, the Middle East and Africa [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2,220	2,306	446
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	9,210	8,928	658
Policyholder Account Balances	14,396	14,095	1,140
Policyholder Dividends Payable	111	105	0
Unearned Revenue	260	190	139
Retail Products [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	11,314	12,055	13,197
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	68,021	64,675	62,294
Policyholder Account Balances	69,553	66,193	65,453
Policyholder Dividends Payable	659	722	761
Unearned Revenue	995	1,091	1,202
Group, Voluntary and Worksite Benefits [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	744	736	711
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	23,843	22,689	21,902
Policyholder Account Balances	9,273	9,676	9,486
Policyholder Dividends Payable	0	0	0
Unearned Revenue	0	0	0
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	89	62	60
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	49,858	43,832	41,830
Policyholder Account Balances	56,367	57,828	55,556
Policyholder Dividends Payable	0	0	0
Unearned Revenue	49	53	62
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
DAC and VOBA	2	3	4
Future Policy Benefits, Other Policy-related Balances and Policyholder Dividend Obligation	6,699	6,278	5,862
Policyholder Account Balances	2,374	2,227	1,268
Policyholder Dividends Payable	0	0	0
Unearned Revenue	$ 0	$ 0	$ 0